(37) CONDENSED UNCONSOLIDATED FINANCIAL INFORMATION (Details 5) - Unconsolidated [member] - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Dividend	R$ 170,461	R$ 622,459
Interest on capital	34,344	20,516
Total	204,807	642,978
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
Statement Line Items [Line Items]
Dividend	49,798	0
Total	49,798	0
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
Statement Line Items [Line Items]
Dividend	0	72,080
Interest on capital	0	0
Total	0	72,080
Companhia Sul Paulista de Energia ("CPFL Sul Paulista") [Member]
Statement Line Items [Line Items]
Dividend	0	8,641
Interest on capital	0	1,986
Total	0	10,627
Rio Grande Energia S.A. ("RGE") [Member]
Statement Line Items [Line Items]
Dividend	50,319	24,672
Interest on capital	0	0
Total	50,319	24,672
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
Statement Line Items [Line Items]
Dividend	0	396,086
Interest on capital	0	0
Total	0	396,086
CPFL Centrais Geradoras ("CPFL Centrais Geradoras") [Member]
Statement Line Items [Line Items]
Dividend	17	0
Interest on capital	0	0
Total	17	0
CPFL Jaguari de Geracao de Energia Ltda ("CPFL Jaguari Geracao") [Member]
Statement Line Items [Line Items]
Dividend	0	1,664
Interest on capital	0	0
Total	0	1,664
CPFL Comercializacao Brasil S.A. ("CPFL Brasil") [Member]
Statement Line Items [Line Items]
Dividend	20,748	86,020
Interest on capital	2,361	1,650
Total	23,109	87,671
CPFL Planalto Ltda. ("CPFL Planalto") [Member]
Statement Line Items [Line Items]
Dividend	888	0
Interest on capital	0	0
Total	888	0
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
Statement Line Items [Line Items]
Dividend	1,003	1,953
Interest on capital	620	554
Total	1,623	2,507
NECT Servicos Administrativos Ltda ("Nect") [Member]
Statement Line Items [Line Items]
Dividend	4,348	5,600
Interest on capital	0	0
Total	4,348	5,600
CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member]
Statement Line Items [Line Items]
Dividend	12,195	9,565
Interest on capital	17,404	16,325
Total	29,599	25,891
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
Statement Line Items [Line Items]
Dividend	6,228	10,064
Interest on capital	0	0
Total	6,228	10,064
Companhia Luz e Forca Santa Cruz [Member]
Statement Line Items [Line Items]
Dividend	24,918	6,115
Interest on capital	13,960	0
Total	R$ 38,878	R$ 6,115